LVIP BlackRock Real Estate Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.20%
Australia–3.46%
Centuria Capital Group	1,489,729	$1,302,637
Dexus	573,775	2,693,033
Goodman Group	114,279	1,576,053
National Storage REIT	2,587,284	3,626,417
†NEXTDC Ltd.	216,414	1,723,987
		10,922,127
Belgium–0.85%
VGP NV	28,724	2,670,905
		2,670,905
Canada–1.77%
Allied Properties Real Estate Investment Trust	147,411	1,945,945
Choice Properties Real Estate Investment Trust	388,360	3,625,551
		5,571,496
France–1.19%
Cromwell European Real Estate Investment Trust	764,302	1,034,315
†Unibail-Rodamco-Westfield	55,277	2,732,145
		3,766,460
Germany–1.68%
Vonovia SE	219,438	5,291,939
		5,291,939
Hong Kong–6.48%
CK Asset Holdings Ltd.	1,049,500	5,528,304
Link REIT	1,771,060	8,684,605
Sun Hung Kai Properties Ltd.	344,000	3,681,188
Wharf Real Estate Investment Co. Ltd.	659,000	2,545,636
		20,439,733
Japan–8.95%
Daiwa House REIT Investment Corp.	1,551	2,737,913
Invincible Investment Corp.	4,646	1,921,325
Japan Hotel REIT Investment Corp.	5,874	3,069,857
Japan Real Estate Investment Corp.	690	2,691,850
Kenedix Office Investment Corp.	1,260	2,917,291
Mitsubishi Estate Co. Ltd.	505,700	6,615,655
Mitsui Fudosan Co. Ltd.	129,600	2,856,681
Mitsui Fudosan Logistics Park, Inc.	904	2,849,197
Orix JREIT, Inc.	2,130	2,557,026
		28,216,795
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico–0.52%
Corp. Inmobiliaria Vesta SAB de CV ADR	49,531	$1,628,084
		1,628,084
Republic of Korea–0.37%
ESR Kendall Square REIT Co. Ltd.	422,664	1,183,405
		1,183,405
Singapore–0.71%
CapitaLand Investment Ltd.	990,300	2,245,743
		2,245,743
Spain–1.82%
†Cellnex Telecom SA	79,767	2,780,481
Inmobiliaria Colonial Socimi SA	520,031	2,957,939
		5,738,420
Sweden–1.42%
Castellum AB	285,748	2,912,260
Sagax AB Class B	82,234	1,569,329
		4,481,589
Switzerland–1.09%
Swiss Prime Site AG	37,335	3,424,125
		3,424,125
United Kingdom–4.58%
Big Yellow Group PLC	283,428	3,245,431
Great Portland Estates PLC	419,245	2,137,134
LXI REIT PLC	1,893,104	2,097,277
Segro PLC	123,411	1,083,228
Tritax Big Box REIT PLC	1,015,650	1,732,394
UNITE Group PLC	379,524	4,155,938
		14,451,402
United States–63.31%
Agree Realty Corp.	105,237	5,813,292
Alexandria Real Estate Equities, Inc.	69,588	6,965,759
AvalonBay Communities, Inc.	59,738	10,259,404
Boston Properties, Inc.	66,385	3,948,580
Brixmor Property Group, Inc.	117,879	2,449,526
Cousins Properties, Inc.	107,996	2,199,878
Digital Realty Trust, Inc.	78,502	9,500,312
EPR Properties	128,739	5,347,818
Equinix, Inc.	22,769	16,536,214
Equity Residential	101,002	5,929,827
Extra Space Storage, Inc.	92,514	11,247,852
Federal Realty Investment Trust	29,782	2,699,143
LVIP BlackRock Real Estate Fund–1

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Host Hotels & Resorts, Inc.	191,831	$3,082,724
Invitation Homes, Inc.	261,332	8,281,611
Mid-America Apartment Communities, Inc.	18,286	2,352,494
Omega Healthcare Investors, Inc.	85,143	2,823,342
Physicians Realty Trust	312,361	3,807,681
Prologis, Inc.	159,555	17,903,667
Public Storage	16,628	4,381,811
Regency Centers Corp.	100,239	5,958,206
Rexford Industrial Realty, Inc.	146,280	7,218,918
Ryman Hospitality Properties, Inc.	39,909	3,323,621
SBA Communications Corp.	6,895	1,380,172
Simon Property Group, Inc.	70,054	7,567,934
SL Green Realty Corp.	77,302	2,883,365
Spirit Realty Capital, Inc.	155,708	5,220,889
STAG Industrial, Inc.	173,089	5,973,301
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Sun Communities, Inc.	46,502	$5,503,047
UDR, Inc.	89,926	3,207,660
Ventas, Inc.	144,379	6,082,687
Veris Residential, Inc.	88,980	1,468,170
VICI Properties, Inc.	349,920	10,182,672
Welltower, Inc.	99,536	8,153,989
		199,655,566
Total Common Stock (Cost $297,875,074)		309,687,789

MONEY MARKET FUND–1.74%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	5,475,363	5,475,363
Total Money Market Fund (Cost $5,475,363)		5,475,363

TOTAL INVESTMENTS–99.94% (Cost $303,350,437)	315,163,152
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	185,287
NET ASSETS APPLICABLE TO 47,542,496 SHARES OUTSTANDING–100.00%	$315,348,439

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	135,000	USD	(86,400)	10/16/23	$449	$—
BCLY	AUD	45,000	USD	(29,289)	10/16/23	—	(339)
BCLY	AUD	(129,000)	USD	82,855	10/16/23	—	(134)
BCLY	CAD	(318,000)	USD	234,830	10/16/23	651	—
BCLY	CAD	296,000	USD	(218,896)	10/16/23	—	(919)
BCLY	CHF	63,000	USD	(74,057)	10/16/23	—	(5,112)
BCLY	CHF	1,043,000	USD	(1,138,328)	10/16/23	3,098	—
BCLY	EUR	27,000	USD	(30,429)	10/16/23	—	(1,864)
BCLY	GBP	(162,000)	USD	200,707	10/16/23	3,031	—
BCLY	HKD	(9,648,000)	USD	1,234,009	10/16/23	1,532	—
BCLY	HKD	1,819,000	USD	(232,291)	10/16/23	76	—
BCLY	JPY	(1,797,000)	USD	12,407	10/16/23	348	—
BCLY	JPY	37,300,000	USD	(250,675)	10/16/23	—	(377)
BCLY	KRW	(1,352,813,000)	USD	1,045,055	10/16/23	44,037	—
BCLY	SEK	1,518,000	USD	(149,499)	10/16/23	—	(10,469)
BCLY	SEK	(425,000)	USD	39,069	10/16/23	144	—
BCLY	SGD	57,000	USD	(43,224)	10/16/23	—	(1,497)
BOA	CAD	(134,000)	USD	99,293	10/16/23	614	—
CITI	AUD	(146,000)	USD	93,773	10/16/23	—	(153)
CITI	AUD	186,000	USD	(121,163)	10/16/23	—	(1,503)
CITI	CAD	(452,000)	USD	342,683	10/16/23	9,826	—
LVIP BlackRock Real Estate Fund–2

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(79,000)	USD	58,011	10/16/23	$—	$(165)
CITI	EUR	(152,000)	USD	160,278	10/16/23	—	(532)
CITI	GBP	(289,000)	USD	374,156	10/16/23	21,512	—
CITI	GBP	348,000	USD	(430,797)	10/16/23	—	(6,160)
DB	AUD	(4,804,000)	USD	3,268,045	10/16/23	177,492	—
DB	AUD	188,000	USD	(126,396)	10/16/23	—	(5,450)
DB	CAD	(28,000)	USD	20,511	10/16/23	—	(108)
DB	CAD	598,000	USD	(445,336)	10/16/23	—	(4,963)
DB	EUR	(754,000)	USD	816,386	10/16/23	18,685	—
DB	GBP	(27,000)	USD	35,298	10/16/23	2,352	—
DB	JPY	(196,502,000)	USD	1,394,280	10/16/23	75,671	—
DB	SEK	4,283,000	USD	(414,433)	10/16/23	—	(22,161)
GSI	SEK	286,000	USD	(27,325)	10/16/23	—	(1,130)
GSI	SGD	98,000	USD	(71,925)	10/16/23	—	(184)
HSBC	AUD	464,000	USD	(308,437)	10/16/23	—	(9,932)
HSBC	AUD	187,000	USD	(119,870)	10/16/23	432	—
HSBC	CAD	(2,332,000)	USD	1,770,747	10/16/23	53,439	—
HSBC	CAD	3,087,000	USD	(2,286,325)	10/16/23	—	(13,027)
HSBC	CHF	656,000	USD	(715,512)	10/16/23	2,393	—
HSBC	EUR	263,000	USD	(288,042)	10/16/23	—	(9,798)
HSBC	GBP	(767,000)	USD	990,460	10/16/23	54,550	—
HSBC	GBP	1,539,000	USD	(1,881,150)	10/16/23	—	(3,230)
HSBC	GBP	438,000	USD	(533,347)	10/16/23	1,109	—
HSBC	HKD	(14,348,000)	USD	1,836,208	10/16/23	3,333	—
HSBC	HKD	5,262,000	USD	(675,006)	10/16/23	—	(2,815)
HSBC	HKD	2,226,000	USD	(284,285)	10/16/23	75	—
HSBC	JPY	269,688,000	USD	(1,852,607)	10/16/23	—	(42,892)
HSBC	JPY	(76,601,000)	USD	520,045	10/16/23	6,021	—
HSBC	NOK	1,729,000	USD	(171,558)	10/16/23	—	(9,845)
HSBC	NZD	1,641,000	USD	(1,034,264)	10/16/23	—	(50,729)
JPMC	AUD	(205,000)	USD	139,753	10/16/23	7,870	—
JPMC	AUD	4,670,000	USD	(3,015,873)	10/16/23	—	(11,526)
JPMC	AUD	90,000	USD	(57,837)	10/16/23	62	—
JPMC	CAD	432,000	USD	(322,098)	10/16/23	—	(3,969)
JPMC	GBP	(243,000)	USD	309,499	10/16/23	12,986	—
JPMC	GBP	117,000	USD	(143,577)	10/16/23	—	(812)
JPMC	ILS	2,347,000	USD	(646,436)	10/16/23	—	(30,642)
JPMC	JPY	176,215,000	USD	(1,189,473)	10/16/23	—	(7,000)
JPMC	JPY	(37,758,000)	USD	257,523	10/16/23	4,151	—
JPMC	SEK	352,000	USD	(33,587)	10/16/23	—	(1,348)
SCB	AUD	440,000	USD	(282,970)	10/16/23	95	—
SCB	CAD	433,000	USD	(320,491)	10/16/23	—	(1,626)
SCB	EUR	2,976,000	USD	(3,221,023)	10/16/23	—	(72,535)
SCB	EUR	(422,000)	USD	462,485	10/16/23	16,027	—
SCB	GBP	(22,000)	USD	28,851	10/16/23	2,006	—
SCB	GBP	606,000	USD	(774,675)	10/16/23	—	(35,220)
SCB	JPY	359,122,743	USD	(2,491,548)	10/16/23	—	(81,689)
SSB	AUD	(74,000)	USD	47,458	10/16/23	—	(148)
SSB	AUD	97,000	USD	(62,988)	10/16/23	—	(585)
SSB	CAD	257,000	USD	(194,607)	10/16/23	—	(5,349)
SSB	CAD	(75,000)	USD	55,219	10/16/23	—	(12)
SSB	CHF	68,000	USD	(79,861)	10/16/23	—	(5,444)
SSB	EUR	(3,928,000)	USD	4,391,700	10/16/23	236,035	—
SSB	GBP	(3,639,000)	USD	4,727,849	10/16/23	287,465	—
SSB	GBP	411,000	USD	(503,445)	10/16/23	—	(1,934)
SSB	GBP	(109,000)	USD	132,816	10/16/23	—	(189)
SSB	HKD	584,000	USD	(74,671)	10/16/23	—	(68)
SSB	JPY	(115,670,000)	USD	813,145	10/16/23	36,953	—
SSB	SEK	4,635,000	USD	(447,189)	10/16/23	—	(22,678)
SSB	SEK	(2,292,000)	USD	208,433	10/16/23	—	(1,487)
SSB	SGD	12,795,000	USD	(9,560,232)	10/16/23	—	(193,614)
LVIP BlackRock Real Estate Fund–3

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	SGD	(455,000)	USD	336,173	10/16/23	$3,089	$—
UBS	AUD	(474,000)	USD	304,587	10/16/23	—	(351)
UBS	CAD	992,000	USD	(736,320)	10/16/23	—	(5,801)
UBS	CHF	(1,367,000)	USD	1,590,980	10/16/23	94,979	—
UBS	CHF	58,000	USD	(67,324)	10/16/23	—	(3,851)
UBS	EUR	842,000	USD	(945,020)	10/16/23	—	(54,218)
UBS	GBP	51,000	USD	(65,457)	10/16/23	—	(3,226)
UBS	HKD	(46,759,000)	USD	5,986,374	10/16/23	13,178	—
UBS	HKD	3,831,000	USD	(489,979)	10/16/23	—	(590)
UBS	HKD	(6,113,000)	USD	780,840	10/16/23	—	(61)
UBS	JPY	381,679,000	USD	(2,610,388)	10/16/23	—	(49,168)
UBS	JPY	(9,526,000)	USD	65,455	10/16/23	1,531	—
Total Foreign Currency Exchange Contracts						$1,197,297	$(800,629)
Swap Contract
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - SL Green Realty Corp. - Monthly	32,321	5.33%	10/13/2023	1,917,208	$(4,727)	$—	$(4,727)
Total CFD Swap Contract						$—	$(4,727)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Month USD-LIBOR Rate.

[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
LVIP BlackRock Real Estate Fund–4

LVIP BlackRock Real Estate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Real Estate Fund–5

LVIP BlackRock Real Estate Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Real Estate Fund (formerly LVIP BlackRock Global Real Estate Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Real Estate Fund–6

LVIP BlackRock Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$10,922,127	$—	$—	$10,922,127
Belgium	2,670,905	—	—	2,670,905
Canada	5,571,496	—	—	5,571,496
France	3,766,460	—	—	3,766,460
Germany	5,291,939	—	—	5,291,939
Hong Kong	20,439,733	—	—	20,439,733
Japan	28,216,795	—	—	28,216,795
Mexico	1,628,084	—	—	1,628,084
Republic of Korea	—	1,183,405	—	1,183,405
Singapore	2,245,743	—	—	2,245,743
Spain	5,738,420	—	—	5,738,420
Sweden	4,481,589	—	—	4,481,589
Switzerland	3,424,125	—	—	3,424,125
United Kingdom	14,451,402	—	—	14,451,402
United States	199,655,566	—	—	199,655,566
Money Market Fund	5,475,363	—	—	5,475,363
Total Investments	$313,979,747	$1,183,405	$—	$315,163,152
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,197,297	$—	$1,197,297
Liabilities:
Foreign Currency Exchange Contracts	$—	$(800,629)	$—	$(800,629)
Swap Contract	$—	$(4,727)	$—	$(4,727)
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Real Estate Fund–7